Events (unaudited) subsequent to the date of the independent auditor's report (Detail) - USD ($)	Apr. 11, 2025	Apr. 02, 2025	Jul. 10, 2024	Aug. 11, 2025	Jul. 11, 2025	Jun. 11, 2025	May 09, 2025	Mar. 31, 2025	Jan. 11, 2025	Jan. 06, 2025	Dec. 31, 2024	Sep. 30, 2024	Jul. 11, 2024	Oct. 11, 2023
Subsequent Event [Line Items]
Business combination redemption percentage			100.00%
Assets held in trust account			$ 43,400,000					$ 2,736			$ 16,868			$ 40,500,000
Deposits								120,482	$ 45,191		$ 75,292		$ 300,000
Subsequent event [member]
Subsequent Event [Line Items]
Minimum publicly held shares for continued listing		1,100,000
Business combination redemption percentage	100.00%
Assets held in trust account	$ 8,600,000
Deposits	$ 1,750									$ 45,191
Trust account member
Subsequent Event [Line Items]
Price per shares (in Dollars per share)			$ 11.47											$ 10.92
Trust account member | Subsequent event [member]
Subsequent Event [Line Items]
Price per shares (in Dollars per share)	$ 12.17
Convertible promissory note member
Subsequent Event [Line Items]
Price per shares (in Dollars per share)			$ 0.02
Deposits								$ 120,482				$ 75,292
Convertible promissory note member | Subsequent event [member]
Subsequent Event [Line Items]
Price per shares (in Dollars per share)	$ 0.02
Deposits	$ 1,750			$ 874.78	$ 874.78	$ 874.78	$ 1,750
Public shares member
Subsequent Event [Line Items]
Price per shares (in Dollars per share)													$ 0.03
Public shares exercised			$ 3,785,992
Ordinary shares, subject to possible redemption shares			751,837											4,537,829
Public shares member | Subsequent event [member]
Subsequent Event [Line Items]
Public shares exercised	$ 708,098
Ordinary shares, subject to possible redemption shares	43,739